SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended
	Apr. 13, 2022 USD ($)	Apr. 05, 2022 USD ($)	Apr. 21, 2022 CAD ($) $ / shares shares	Apr. 21, 2022 USD ($) shares	Mar. 30, 2022	Mar. 18, 2022 USD ($)	Mar. 16, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 26, 2022 CAD ($)	Jan. 26, 2022 USD ($)	Sep. 17, 2021	Feb. 14, 2022 shares	Dec. 31, 2021 shares	Aug. 25, 2021 shares	Dec. 31, 2020 shares	Dec. 03, 2019	Aug. 22, 2019
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares													5,885,000		500,000
Chaco Bear Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty											2.50%
Buy-down of NSR percentage											1.00%
Number of shares issued | shares														8,000,000
Butte Valley [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty																2.00%	2.50%
Blue Copper [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mineral property, ownership interest													100.00%
Net smelter return royalty													2.00%
Number of shares issued | shares													1,500,000
Option To Earn In Agreement [Member] | Rio Tinto America Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description Of Agreement Stage 1						Rio Tinto will pay up to four million U.S. dollars ($4,000) for an exclusive earn-in option and agreed-upon Mason Valley study and evaluation works to be completed by Lion CG no later than December 31, 2022.
Description Of Agreement Stage 2						Within forty-five (45) days of the completion of Stage 1, Rio Tinto will provide notice to Lion CG whether Rio Tinto elects to proceed with Stage 2, upon which Rio Tinto will pay up to five million U.S. dollars ($5,000) for agreed-upon Mason Valley study and evaluation works to be completed by Lion CG within 12 months from the date that the parties agree upon the scope of Stage 2 work.
Description of agreement Stage 3 - Feasibility Study						Within sixty (60) days of the completion of Stage 2, Rio Tinto shall provide notice to Lion CG whether Rio Tinto will exercise its Option and fund a Feasibility Study based on the results of the Stage 1 and Stage 2 work programs. Rio Tinto will fully-fund the Feasibility Study and ancillary work completed by Lion CG in amount not to exceed fifty million U.S. dollars ($50,000).
Ownership percentage received in exchange for Addition project financing costs						5.00%
Subsequent event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount of share issued to settle outstanding debt			$ 80	$ 63
Number of share issued to settle outstanding debt | shares			800,000	800,000
Market price of shares | $ / shares			$ 0.10
Subsequent event [Member] | Six Mile Mining Company [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mineral property, ownership interest					100.00%
Description of uncapped NSR					On March 30, 2022, Six Mile Mining Company, a 100% wholly owned subsidiary of the Company was dissolved and its assets were transferred to Quaterra Alaska Inc. which is a 100% wholly owned subsidiary of the Company.
Subsequent event [Member] | Blue Copper [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares												1,500,000
Subsequent event [Member] | Quaterra Alaska [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mineral property, ownership interest					100.00%				100.00%	100.00%
Subsequent event [Member] | Quaterra Alaska [Member] | Butte Valley [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty									1.50%	1.50%
Buy-down of NSR percentage	0.50%								1.00%	1.00%
Payment for Buy-down of NSR percentage	$ 500									$ 7,500
Subsequent event [Member] | BC Co [Member] | Butte Valley [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount reimbursement of exploration expenditures and related costs		$ 500
Subsequent event [Member] | Option Agreement [Member] | Houston Minerals Ltd [Member]
Disclosure of non-adjusting events after reporting period [line items]
Mineral property, ownership interest									100.00%	100.00%
Net smelter return royalty									2.50%	2.50%
Terms of the option agreement									The terms of the option agreement are unchanged from the LOI except that the term of the option has changed from a four year period to a ten year period	The terms of the option agreement are unchanged from the LOI except that the term of the option has changed from a four year period to a ten year period
Amount of options granted							$ 200
Options exercise terms							The Company may exercise the Option for a period of up to ten years to acquire
Description of common shares issued in acquisition							common shares will be valued using the volume weighted average trading price of the Company's common shares for the twenty trading day period ending three trading days prior to the date of issuance of such Lion CG shares
Description of net smelter returns royalty							Houston will retain a 2.5% net smelter returns royalty on any of the Properties for which an Option has been exercised by the Company.
Subsequent event [Member] | Option Agreement [Member] | Houston Minerals Ltd [Member] | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Discount on cash payment in acquisition							5.00%
Subsequent event [Member] | Option Agreement [Member] | Houston Minerals Ltd [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Discount on cash payment in acquisition							15.00%
Subsequent event [Member] | Option Agreement [Member] | Houston Minerals Ltd [Member] | Chaco Bear Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual advance royalty payments									$ 250
Payment of option maintenance fees								$ 60
Acquisition property in cash or in common shares							$ 1,500
Subsequent event [Member] | Option Agreement [Member] | Houston Minerals Ltd [Member] | Ashton Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual advance royalty payments									$ 150
Payment of option maintenance fees								$ 40
Acquisition property in cash or in common shares							$ 1,000
Subsequent event [Member] | Option To Earn In Agreement [Member] | Rio Tinto America Inc. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum amount funded in project financing costs						$ 60,000
Ownership percentage received in exchange for project financing costs						10.00%
Addition amount funded in project financing costs						$ 40,000
Description of uncapped NSR						If Lion CG's ownership percentage in the investment vehicle is diluted to 10% or less, then Lion CG's ownership interest will be converted into a 1% uncapped NSR.
Subsequent event [Member] | Option To Earn In Agreement [Member] | Rio Tinto America Inc. [Member] | Mason Valley, Nevada [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty						1.50%
Option to earn interest in the assets						65.00%
Minimum percentage of holding in investment vehicle						65.00%